Property Plant & Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, gross	$ 947,863	$ 730,460
Less accumulated depreciation	(422,973)	(362,732)
Property, Plant and Equipment, net	524,890	367,728
Land and Land Improvements
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, gross	9,072	5,667
Buildings and Improvements
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, gross	216,507	144,293
Machinery and Equipment
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, gross	633,934	492,042
Construction in Progress
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, gross	$ 88,350	$ 88,458